Stock Incentive Plan	12 Months Ended
Dec. 31, 2021
Stock Incentive Plan [Abstract]
Stock Incentive Plan

31.	STOCK INCENTIVE PLAN
AMTD SpiderMan Share Incentive Plan
In June 2019, the Group’s board of directors approved the AMTD SpiderMan Share Incentive Plan, or the 2019 Plan, to attract and retain the best available personnel, provide additional incentives to employees, directors, and consultants, and promote the success of the business. The maximum aggregate number of ordinary shares that may be issued under the 2019 Plan is initially 20,000,000 and on January 1 of each year after the effective date of the 2019 Plan, will automatically increase to the number of shares that is equal to ten percent (10%) of the total issued and outstanding share capital of the Group as of December 31 of the preceding year. In addition, on January 1 of each year after the effective date of the 2019 Plan, the aggregate number of shares that may be issued under the 2019 Plan will automatically increase by the number of shares representing 1.0% of the total issued and outstanding share capital of the Group as of December 31 of the preceding year, or such less number as the board of directors may determine. As of the date of this annual report, no awards have been granted under the 2019 Plan.